Drilling units	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Drilling units
Drilling units

(In US$ millions)	December 31, 2017	December 31, 2016
Cost	17,335	17,753
Accumulated depreciation (1)	(4,119)	(3,477)
Net book value	13,216	14,276

(1)	Depreciation and amortization expense was $779 million, $801 million and $761 million for the years ended December 31, 2017, 2016 and 2015, respectively.